Fair Value of Financial Instruments (Details) - Schedule of changes in fair value of the company’s marketable securities $ in Thousands	Mar. 31, 2023 USD ($)
Available-for-sale marketable securities:
Total Current assets	$ 5,351
Long-term assets
Total Long-term assets	4,738
Total available-for-sale marketable securities	10,089
Corporate bonds [Member]
Available-for-sale marketable securities:
Total Current assets	4,721
Long-term assets
Total Long-term assets	4,109
U.S. agency securities [Member]
Available-for-sale marketable securities:
Total Current assets	630
Long-term assets
Total Long-term assets	629
Cost [Member]
Available-for-sale marketable securities:
Total Current assets	5,338
Long-term assets
Total Long-term assets	4,737
Total available-for-sale marketable securities	10,075
Cost [Member] | Corporate bonds [Member]
Available-for-sale marketable securities:
Total Current assets	4,712
Long-term assets
Total Long-term assets	4,113
Cost [Member] | U.S. agency securities [Member]
Available-for-sale marketable securities:
Total Current assets	626
Long-term assets
Total Long-term assets	624
Unrealized gain [Member]
Available-for-sale marketable securities:
Total Current assets	16
Long-term assets
Total Long-term assets	12
Total available-for-sale marketable securities	28
Unrealized gain [Member] | Corporate bonds [Member]
Available-for-sale marketable securities:
Total Current assets	12
Long-term assets
Total Long-term assets	7
Unrealized gain [Member] | U.S. agency securities [Member]
Available-for-sale marketable securities:
Total Current assets	4
Long-term assets
Total Long-term assets	5
Unrealized loss [Member]
Available-for-sale marketable securities:
Total Current assets	(3)
Long-term assets
Total Long-term assets	(11)
Total available-for-sale marketable securities	(14)
Unrealized loss [Member] | Corporate bonds [Member]
Available-for-sale marketable securities:
Total Current assets	(3)
Long-term assets
Total Long-term assets	$ (11)